LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of computation of basic and fully diluted loss per common share

The following table sets forth the computation of basic and fully diluted loss per common share for the years ended December 31, 2023 and 2022 (stated in thousands, except per share amounts):

	Year Ended December 31,
	2023	2022
Net loss	$(26,078)	$(30,112)
Basic weighted average common stock outstanding	4,276,820	751,659
Basic loss per share	$(6.10)	$(40.06)
Net loss	$(26,078)	$(30,112)
Dilutive weighted average common stock outstanding	4,276,820	751,659
Diluted loss per share	$(6.10)	$(40.06)